UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
The Laudus Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)          (Zip code)
Marie Chandoha
The Laudus Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.6%	Common Stock	121,161,492	133,534,551
1.9%	Other Investment Company	2,666,929	2,666,929

98.5%	Total Investments	123,828,421	136,201,480
1.5%	Other Assets and Liabilities, Net		2,033,700

100.0%	Net Assets		138,235,180

	Number	Value
Security	of Shares	($)

Common Stock 96.6% of net assets

Australia 3.5%

Insurance 3.5%
AMP Ltd.	467,273	1,807,135
QBE Insurance Group Ltd.	213,740	2,959,336

		4,766,471

China 0.5%

Telecommunication Services 0.5%
China Mobile Ltd.	70,500	730,158

France 13.8%

Banks 0.7%
Societe Generale S.A.	28,852	992,955

Capital Goods 2.9%
Compagnie de Saint-Gobain	98,338	3,984,699

Energy 2.6%
Total S.A.	73,676	3,598,569

Food & Staples Retailing 2.1%
Carrefour S.A.	106,917	2,936,654

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Sanofi	43,300	4,476,376

Telecommunication Services 2.3%
France Telecom S.A.	331,219	3,136,444

		19,125,697

Germany 7.0%

Automobiles & Components 2.0%
Daimler AG - Reg’d	45,844	2,767,550

Telecommunication Services 3.4%
Deutsche Telekom AG - Reg’d	403,086	4,696,170

Utilities 1.6%
RWE AG	67,856	2,163,114

		9,626,834

Israel 3.5%

Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Teva Pharmaceutical Industries Ltd. ADR	123,100	4,825,520

Italy 2.1%

Energy 2.1%
Eni S.p.A.	141,085	2,895,624

Japan 18.8%

Automobiles & Components 2.5%
Toyota Motor Corp.	57,600	3,474,306

Food & Staples Retailing 2.5%
Seven & I Holdings Co., Ltd.	92,700	3,394,982

Household & Personal Products 3.1%
Kao Corp.	125,000	4,255,191

Insurance 2.8%
Tokio Marine Holdings, Inc.	123,900	3,909,659

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Takeda Pharmaceutical Co., Ltd.	95,000	4,283,927

Semiconductors & Semiconductor Equipment 1.5%
Tokyo Electron Ltd.	41,400	2,093,162

Technology Hardware & Equipment 3.3%
Canon, Inc.	139,500	4,571,872

		25,983,099

Netherlands 5.3%

Food & Staples Retailing 3.2%
Koninklijke Ahold N.V.	294,748	4,383,771

Media 2.1%
Reed Elsevier N.V.	179,223	2,984,869

		7,368,640

Singapore 3.4%

Banks 1.9%
United Overseas Bank Ltd.	165,535	2,585,011

Telecommunication Services 1.5%
Singapore Telecommunications Ltd.	704,000	2,084,615

		4,669,626

 1

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Spain 7.0%

Banks 1.6%
Banco Santander S.A.	340,356	2,178,020

Telecommunication Services 2.5%
Telefonica S.A. *	267,991	3,447,810

Utilities 2.9%
Iberdrola S.A.	765,710	4,046,471

		9,672,301

Switzerland 9.6%

Capital Goods 3.3%
ABB Ltd. - Reg’d *	208,944	4,526,135

Insurance 3.0%
Zurich Insurance Group AG *	15,882	4,116,757

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Novartis AG - Reg’d	65,409	4,632,955

		13,275,847

Taiwan 1.9%

Semiconductors & Semiconductor Equipment 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	720,154	2,607,025

United Kingdom 20.2%

Energy 5.4%
BP plc	565,306	3,923,192
Royal Dutch Shell plc, Class A	110,350	3,526,103

		7,449,295

Food & Staples Retailing 3.0%
Tesco plc	832,387	4,191,746

Food, Beverage & Tobacco 3.2%
Unilever plc	108,582	4,395,635

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
GlaxoSmithKline plc	175,365	4,383,462

Telecommunication Services 2.5%
Vodafone Group plc	1,195,760	3,426,659

Utilities 3.0%
National Grid plc	365,301	4,140,912

		27,987,709

Total Common Stock
(Cost $121,161,492)		133,534,551

Other Investment Company 1.9% of net assets

United States 1.9%
State Street Institutional U.S. Government Money Market Fund 0.00% (a)	2,666,929	2,666,929

Total Other Investment Company
(Cost $2,666,929)		2,666,929

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $127,970,518 and the unrealized appreciation and depreciation were $14,732,856 and ($6,501,894), respectively, with a net unrealized appreciation of $8,230,962.

At 06/30/13, the values of certain foreign securities held by the fund aggregating $128,709,031 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
Reg’d —	Registered

AUD —	Australian dollar
USD —	U.S. dollar

In addition to the above, the fund held the following at 06/30/13:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Gains
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contract

07/31/2013	State Street Bank London	USD	3,631,251	AUD	3,979,000	433,059

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Forward foreign currency exchange contracts: Forwards are valued at a value based on that day’s forward exchange rates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

 3

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$128,709,031	$—	$128,709,031
Israel[1]	4,825,520	—	—	4,825,520
Other Investment Company[1]	2,666,929	—	—	2,666,929

Total	$7,492,449	$128,709,031	$—	$136,201,480

Other Financial Instruments
Forward Foreign Currency Exchange Contract[2]	$433,059	$—	$—	$433,059

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contract is not included in Investments and is valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

The fund invested in a forward foreign currency exchange contract (“forward”) during the period ended June 30, 2013. The fund invested in a forward to hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60667JUN13-00

4

Laudus Trust
Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

92.4%		Common Stock	156,685,573	159,683,721
6.1%		Preferred Stock	13,055,187	10,469,327
3.1%		Other Investment Company	5,332,977	5,332,977

101.6%		Total Investments	175,073,737	175,486,025
(1	.6)%	Other Assets and Liabilities, Net		(2,716,957)

100.0%		Net Assets		172,769,068

	Number	Value
Security	of Shares	($)

Common Stock 92.4% of net assets

Brazil 7.7%

Banks 0.1%
Itausa - Investimentos Itau S.A. *	25,849	97,309

Materials 0.6%
Vale S.A. ADR	76,700	1,008,605

Software & Services 1.9%
Cielo S.A.	129,380	3,247,039

Transportation 3.2%
CCR S.A.	383,800	3,044,462
EcoRodovias Infraestrutura e Logistica S.A.	360,000	2,526,542

		5,571,004

Utilities 1.9%
CPFL Energia S.A. ADR	181,400	3,317,806

		13,241,763

Chile 2.5%

Utilities 2.5%
Enersis S.A. ADR	263,800	4,315,768

China 15.1%

Capital Goods 1.5%
Beijing Enterprises Holdings Ltd.	354,000	2,549,815

Energy 1.3%
China Shenhua Energy Co., Ltd., Class H	853,500	2,169,661

Health Care Equipment & Services 2.5%
Mindray Medical International Ltd. ADR	116,200	4,351,690

Household & Personal Products 2.3%
Hengan International Group Co., Ltd.	368,500	4,003,789

Retailing 2.0%
Belle International Holdings Ltd.	2,494,392	3,410,029

Telecommunication Services 4.1%
China Mobile Ltd.	683,500	7,078,909

Utilities 1.4%
China Resources Power Holdings Co., Ltd.	1,034,000	2,470,575

		26,034,468

Hong Kong 2.7%

Consumer Services 2.7%
Sands China Ltd.	980,000	4,579,607

India 8.1%

Automobiles & Components 0.9%
Tata Motors Ltd.	340,764	1,600,095

Banks 3.7%
Axis Bank Ltd.	124,737	2,767,309
Housing Development Finance Corp., Ltd.	251,484	3,702,297

		6,469,606

Capital Goods 2.1%
Larsen & Toubro Ltd.	150,499	3,551,870

Diversified Financials 1.4%
Rural Electrification Corp., Ltd.	723,426	2,434,069

		14,055,640

Indonesia 8.9%

Automobiles & Components 1.6%
PT Astra International Tbk	3,849,000	2,705,788

Banks 5.1%
PT Bank Mandiri (Persero) Tbk	4,369,500	3,941,010
PT Bank Rakyat Indonesia (Persero) Tbk	6,376,500	4,950,710

		8,891,720

Utilities 2.2%
PT Perusahaan Gas Negara (Persero) Tbk	6,670,500	3,856,151

		15,453,659

Kazakhstan 1.2%

Energy 1.2%
KazMunaiGas Exploration Production GDR	137,848	2,081,505

 1

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Malaysia 0.4%

Diversified Financials 0.4%
Ammb Holdings Bhd	260,900	604,796

Mexico 9.7%

Banks 2.7%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR *	322,400	4,581,304

Materials 2.2%
Grupo Mexico S.A.B. de C.V., Series B	1,342,733	3,883,915

Real Estate 2.9%
Fibra Uno Administracion S.A. de C.V.	1,513,700	5,057,173

Telecommunication Services 1.9%
America Movil S.A.B. de C.V., Series L ADR	150,100	3,264,675

		16,787,067

Peru 2.9%

Banks 2.9%
Credicorp Ltd.	39,394	5,040,856

Philippines 2.5%

Telecommunication Services 2.5%
Philippine Long Distance Telephone Co. ADR	64,100	4,349,826

Republic of Korea 6.8%

Automobiles & Components 3.6%
Hyundai Mobis	25,843	6,152,510

Semiconductors & Semiconductor Equipment 3.2%
Samsung Electronics Co., Ltd.	4,785	5,592,822

		11,745,332

Russia 3.7%

Banks 1.9%
Sberbank of Russia ADR	293,371	3,367,899

Energy 1.8%
Gazprom OAO ADR	466,320	3,063,722

		6,431,621

South Africa 2.5%

Food, Beverage & Tobacco 2.5%
SABMiller plc	90,197	4,369,829

Taiwan 3.5%

Semiconductors & Semiconductor Equipment 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,679,719	6,080,741

Thailand 4.6%

Banks 1.5%
Kasikornbank PCL NVDR	433,300	2,645,413

Energy 3.1%
PTT PCL	489,200	5,283,959

		7,929,372

Turkey 6.6%

Banks 1.4%
Turkiye Garanti Bankasi A/S	547,098	2,384,792

Energy 2.4%
Tupras-Turkiye Petrol Rafinerileri A/S	173,890	4,246,060

Telecommunication Services 2.8%
Turk Telekomunikasyon A/S	1,236,375	4,785,189

		11,416,041

United States 3.0%

Consumer Services 3.0%
Yum! Brands, Inc.	74,500	5,165,830

Total Common Stock
(Cost $156,685,573)		159,683,721

Preferred Stock 6.1% of net assets

Brazil 6.1%

Banks 1.4%
Itausa - Investimentos Itau S.A.	642,535	2,387,172

Energy 1.6%
Petroleo Brasileiro S.A.	390,300	2,830,149

Food, Beverage & Tobacco 1.6%
Companhia de Bebidas das Americas ADR	71,400	2,666,790

Materials 1.5%
Vale S.A. ADR	212,600	2,585,216

Total Preferred Stock
(Cost $13,055,187)		10,469,327

Other Investment Company 3.1% of net assets

United States 3.1%
State Street Institutional U.S. Government Money Market Fund 0.00% (a)	5,332,977	5,332,977

Total Other Investment Company
(Cost $5,332,977)		5,332,977

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $178,124,955 and the unrealized appreciation and depreciation

2

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

were $11,043,380 and ($13,682,310) respectively, with a net unrealized depreciation of ($2,638,930).

At 06/30/13, the values of certain foreign securities held by the fund aggregating $92,633,836 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to

 3

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

4

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$68,305,645	$—	$68,305,645
Brazil[1]	13,241,763	—	—	13,241,763
Chile[1]	4,315,768	—	—	4,315,768
China[1]	—	21,682,778	—	21,682,778
Health Care Equipment & Services	4,351,690	—	—	4,351,690
Kazakhstan[1]	2,081,505	—	—	2,081,505
Mexico[1]	16,787,067	—	—	16,787,067
Peru[1]	5,040,856	—	—	5,040,856
Philippines[1]	4,349,826	—	—	4,349,826
Russia[1]	6,431,621	—	—	6,431,621
Thailand[1]	—	2,645,413	—	2,645,413
Energy	5,283,959	—	—	5,283,959
United States[1]	5,165,830	—	—	5,165,830
Preferred Stock
Brazil[1]	10,469,327	—	—	10,469,327
Other Investment Company[1]	5,332,977	—	—	5,332,977

Total	$82,852,189	$92,633,836	$—	$175,486,025

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

REG60664JUN13-00

 5

Laudus Trust
Laudus Mondrian International Fixed Income Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

75.8%	Government Bonds	537,145,935	516,172,317
4.8%	Government Agency Obligations	36,508,324	32,963,112
5.2%	Corporate Bonds	36,238,274	35,241,271
11.7%	Supranational	87,503,365	79,440,488
0.3%	Other Investment Company	2,235,513	2,235,513

97.8%	Total Investments	699,631,411	666,052,701
2.2%	Other Assets and Liabilities, Net		14,934,687

100.0%	Net Assets		680,987,388

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 75.8% of net assets

Australia 4.3%
Australia Government Bond
5.25%, 03/15/19 (AUD)	7,800,000	7,884,061
5.75%, 05/15/21 (AUD)	20,500,000	21,524,312

		29,408,373

Austria 4.4%
Austria Government Bond
6.25%, 07/15/27 (EUR)	16,000,000	30,130,602

Denmark 4.4%
Denmark Government International Bond
3.13%, 03/17/14 (EUR)	22,500,000	29,897,778

Finland 4.6%
Finland Government Bond
5.38%, 07/04/13 (EUR)	19,000,000	24,737,522
3.50%, 04/15/21 (EUR)	4,600,000	6,795,014

		31,532,536

France 4.4%
France Government Bond OAT
5.75%, 10/25/32 (EUR)	16,500,000	29,793,495

Germany 4.7%
Bundesobligation
0.50%, 02/23/18 (EUR)	6,400,000	8,249,842
Bundesrepublik Deutschland
2.50%, 01/04/21 (EUR)	5,300,000	7,530,501
1.75%, 07/04/22 (EUR)	12,000,000	15,871,272

		31,651,615

Japan 20.7%
Japan Government Five Year Bond
0.40%, 09/20/15 (JPY)	2,550,000,000	25,862,857
Japan Government Ten Year Bond
1.90%, 06/20/16 (JPY)	2,400,000,000	25,450,018
1.50%, 09/20/18 (JPY)	3,250,000,000	34,740,691
1.30%, 06/20/20 (JPY)	695,000,000	7,355,017
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	1,900,000,000	21,498,429
Japan Government Two Year Bond
0.10%, 09/15/14 (JPY)	2,600,000,000	26,214,098

		141,121,110

Malaysia 3.3%
Malaysia Government Bond
3.17%, 07/15/16 (MYR)	18,800,000	5,934,725
3.26%, 03/01/18 (MYR)	22,500,000	7,078,986
3.48%, 03/15/23 (MYR)	30,000,000	9,359,326

		22,373,037

Mexico 4.4%
Mexico Government Bond
9.50%, 12/18/14 (MXN)	30,800,000	2,558,396
6.50%, 06/10/21 (MXN)	317,000,000	25,917,893
7.50%, 06/03/27 (MXN)	15,500,000	1,342,747

		29,819,036

Netherlands 3.7%
Netherlands Government Bond
2.75%, 01/15/15 (EUR) (c)	10,000,000	13,528,394
5.50%, 01/15/28 (EUR) (c)	6,600,000	11,818,843

		25,347,237

Poland 7.1%
Poland Government Bond
5.50%, 10/25/19 (PLN)	71,000,000	23,237,452
5.75%, 09/23/22 (PLN)	75,000,000	24,926,152

		48,163,604

 1

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Sweden 9.8%
Sweden Government Bond
4.50%, 08/12/15 (SEK)	69,000,000	11,006,982
5.00%, 12/01/20 (SEK)	170,000,000	30,686,698
3.50%, 06/01/22 (SEK)	152,000,000	25,240,214

		66,933,894

Total Government Bonds
(Cost $537,145,935)		516,172,317

Government Agency Obligations 4.8% of net assets

Germany 3.5%
Kreditanstalt fuer Wiederaufbau
2.05%, 02/16/26 (JPY) (d)	2,120,000,000	24,226,590

Japan 1.3%
Development Bank of Japan, Inc.
1.75%, 03/17/17 (JPY)	820,000,000	8,736,522

Total Government Agency Obligations
(Cost $36,508,324)		32,963,112

Corporate Bonds 5.2% of net assets

Netherlands 1.1%
ING Bank N.V.
6.13%, 05/29/23 (EUR) (a)(b)	5,420,000	7,672,247

Norway 2.2%
Eksportfinans ASA
1.60%, 03/20/14 (JPY)	1,500,000,000	15,004,825

United Kingdom 1.9%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	500,000	751,964
6.00%, 06/10/19 (EUR)	4,500,000	6,782,907
Lloyds TSB Bank plc
5.38%, 09/03/19 (EUR)	3,300,000	5,029,328

		12,564,199

Total Corporate Bonds
(Cost $36,238,274)		35,241,271

Supranational 11.7% of net assets

Asian Development Bank
2.35%, 06/21/27 (JPY)	1,800,000,000	20,714,083
European Investment Bank
1.40%, 06/20/17 (JPY)	2,270,000,000	23,867,752
1.90%, 01/26/26 (JPY)	610,000,000	6,638,317
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	2,650,000,000	28,220,336

Total Supranational
(Cost $87,503,365)		79,440,488

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

United States 0.3%
State Street Institutional U.S. Government Money Market Fund 0.00% (e)	2,235,513	2,235,513

Total Other Investment Company
(Cost $2,235,513)		2,235,513

End of Investments.

At 06/30/13 the tax basis cost of the fund’s investments was $701,756,359 and the unrealized appreciation and depreciation were $9,360,071 and ($45,063,729) respectively, with a net depreciation of ($35,703,658).

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $25,347,237 or 3.7% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.

AUD —	Australian dollar
EUR —	euro currency
JPY —	Japanese yen
MXN —	Mexican peso
MYR —	Malaysian ringgit
PLN —	Polish zloty
SEK —	Swedish krona
USD —	U.S. dollar

2

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 06/30/13:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
		to be	to be	to be	to be	(Losses)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

07/31/2013	State Street Bank London	AUD	721,000	USD	657,987	(33,819)
07/31/2013	State Street Bank London	AUD	1,112,500	USD	1,015,272	(14,670)
07/31/2013	State Street Bank London	USD	30,717,789	AUD	33,659,500	3,663,370

Net unrealized gains on Forward Foreign Currency Exchange Contracts						3,614,881

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Forward foreign currency exchange contracts: Forwards are valued at a value based on that day’s forward exchange rates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values.

 3

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

4

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds[1]	$—	$516,172,317	$—	$516,172,317
Government Agency Obligations[1]	—	32,963,112	—	32,963,112
Corporate Bonds[1]	—	35,241,271	—	35,241,271
Supranational	—	79,440,488	—	79,440,488
Other Investment Company[1]	2,235,513	—	—	2,235,513

Total	$2,235,513	$663,817,188	$—	$666,052,701

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$3,663,370	$—	$—	$3,663,370

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	($48,489)	$—	$—	($48,489)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

The fund invested in forward foreign currency exchange contracts (“forwards”) during the period ended June 30, 2013. The fund invested in forwards to hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60666JUN13-00

 5

Laudus Trust
Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

61.4%	Government Bonds	16,744,759	15,068,808
0.6%	Government Agency Obligation	153,303	153,733
2.7%	Corporate Bonds	564,244	659,091
5.8%	Supranational	1,522,470	1,427,254
26.6%	U.S. Government Securities	6,712,905	6,509,699
0.1%	Other Investment Company	27,435	27,435

97.2%	Total Investments	25,725,116	23,846,020
2.8%	Other Assets and Liabilities, Net		689,286

100.0%	Net Assets		24,535,306

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 61.4% of net assets

Australia 7.7%
Australia Government Bond
4.50%, 10/21/14 (AUD)	105,000	98,523
4.75%, 06/15/16 (AUD)	205,000	198,091
5.25%, 03/15/19 (AUD)	410,000	414,419
4.50%, 04/15/20 (AUD)	465,000	453,088
5.75%, 05/15/21 (AUD)	685,000	719,227

		1,883,348

Brazil 4.0%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17 (BRL)	570,000	262,523
10.00%, 01/01/21 (BRL)	1,120,000	504,113
10.00%, 01/01/23 (BRL)	500,000	223,282

		989,918

Canada 4.9%
Canadian Government Bond
1.25%, 03/01/18 (CAD)	800,000	742,189
3.25%, 06/01/21 (CAD)	450,000	458,695

		1,200,884

Colombia 1.5%
Colombia Government International Bond
7.75%, 04/14/21 (COP)	380,000,000	223,687
4.38%, 03/21/23 (COP) (b)	13,000,000	5,987
Colombian TES
7.25%, 06/15/16 (COP)	80,000,000	43,408
5.00%, 11/21/18 (COP)	97,000,000	47,877
10.00%, 07/24/24 (COP)	81,000,000	52,970

		373,929

Denmark 0.4%
Denmark Government International Bond
3.13%, 03/17/14 (EUR)	75,000	99,659

Germany 4.3%
Bundesobligation
0.50%, 02/23/18 (EUR)	585,000	754,087
Bundesrepublik Deutschland
3.25%, 07/04/42 (EUR)	195,000	295,881

		1,049,968

Hungary 0.7%
Hungary Government Bond
6.75%, 02/24/17 (HUF)	19,300,000	89,803
7.50%, 11/12/20 (HUF)	7,000,000	34,031
6.00%, 11/24/23 (HUF)	13,000,000	57,456

		181,290

Japan 17.7%
Japan Government Ten Year Bond
1.30%, 12/20/14 (JPY)	14,000,000	143,615
1.50%, 03/20/15 (JPY)	76,400,000	788,558
1.40%, 03/20/18 (JPY)	62,000,000	657,727
1.50%, 09/20/18 (JPY)	80,000,000	855,156
1.40%, 06/20/19 (JPY)	95,000,000	1,013,072
0.80%, 09/20/20 (JPY)	85,500,000	873,700

		4,331,828

Malaysia 1.6%
Malaysia Government Bond
3.31%, 10/31/17 (MYR)	720,000	227,175
4.24%, 02/07/18 (MYR)	220,000	71,822
3.42%, 08/15/22 (MYR)	290,000	90,216

		389,213

Mexico 2.4%
Mexico Government Bond
8.00%, 12/17/15 (MXN)	3,100,000	258,774
7.25%, 12/15/16 (MXN)	1,240,000	103,334

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)
7.75%, 12/14/17 (MXN)	200,000	17,058
8.00%, 12/07/23 (MXN)	1,000,000	89,819
7.50%, 06/03/27 (MXN)	1,500,000	129,943

		598,928

Peru 0.9%
Peru Government Bond
8.60%, 08/12/17 (PEN)	94,000	39,486
7.84%, 08/12/20 (PEN)	420,000	174,129
5.20%, 09/12/23 (PEN)	50,000	17,435

		231,050

Poland 2.2%
Poland Government Bond
5.50%, 04/25/15 (PLN)	620,000	194,650
5.25%, 10/25/17 (PLN)	70,000	22,413
5.25%, 10/25/20 (PLN)	374,000	121,089
5.75%, 09/23/22 (PLN)	590,000	196,086

		534,238

Qatar 1.5%
Qatar Government International Bond
5.25%, 01/20/20 (USD) (c)	320,000	359,200

Republic of Korea 0.8%
Korea Treasury Bond
2.75%, 09/10/17 (KRW)	111,990,000	96,848
2.75%, 03/10/18 (KRW)	80,000,000	69,013
3.75%, 06/10/22 (KRW)	34,000,000	30,694
3.00%, 03/10/23 (KRW)	8,000,000	6,807

		203,362

South Africa 1.8%
South Africa Government Bond
13.50%, 09/15/15 (ZAR)	1,240,000	144,278
8.00%, 12/21/18 (ZAR)	1,300,000	137,153
10.50%, 12/21/26 (ZAR)	1,200,000	147,382

		428,813

Sweden 8.1%
Sweden Government Bond
4.50%, 08/12/15 (SEK)	615,000	98,106
3.75%, 08/12/17 (SEK)	2,200,000	358,308
4.25%, 03/12/19 (SEK)	4,700,000	796,895
3.50%, 06/01/22 (SEK)	4,120,000	684,143
3.50%, 03/30/39 (SEK)	285,000	47,025

		1,984,477

Turkey 0.9%
Turkey Government Bond
9.00%, 03/08/17 (TRY)	190,000	101,960
6.30%, 02/14/18 (TRY)	100,000	48,542
9.50%, 01/12/22 (TRY)	63,600	35,037
7.10%, 03/08/23 (TRY)	90,000	43,164

		228,703

Total Government Bonds
(Cost $16,744,759)		15,068,808

Government Agency Obligation 0.6% of net assets

Netherlands 0.6%
ING Bank N.V.
3.90%, 03/19/14 (USD) (d)	150,000	153,733

Total Government Agency Obligations
(Cost $153,303)		153,733

Corporate Bonds 2.7% of net assets

Netherlands 1.2%
ING Bank N.V.
6.13%, 05/29/23 (EUR) (a)(b)	200,000	283,109

United Kingdom 1.5%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	250,000	375,982

Total Corporate Bonds
(Cost $564,244)		659,091

Supranational 5.8% of net assets

European Investment Bank
1.90%, 01/26/26 (JPY)	65,000,000	707,362
European Union Notes
2.75%, 06/03/16 (EUR)	520,000	719,892

Total Supranational
(Cost $1,522,470)		1,427,254

U.S. Government Securities 26.6% of net assets

United States 26.6%
U.S. Treasury Notes
0.25%, 10/31/13 (USD)	493,000	493,279
1.75%, 01/31/14 (USD)	95,000	95,904
4.13%, 05/15/15 (USD)	586,500	627,967
4.00%, 08/15/18 (USD)	865,000	976,943
1.25%, 04/30/19 (USD)	950,000	930,369
3.63%, 08/15/19 (USD)	670,000	746,422
3.63%, 02/15/21 (USD)	1,050,000	1,167,305
2.13%, 08/15/21 (USD)	1,350,000	1,344,832
1.63%, 08/15/22 (USD)	135,000	126,678

Total U.S. Government Securities
(Cost $6,712,905)		6,509,699

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

United States 0.1%
State Street Institutional U.S. Government Money Market Fund 0.00% (e)	27,435	27,435

Total Other Investment Company
(Cost $27,435)		27,435

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $25,738,631 and the unrealized appreciation and depreciation were $209,171 and ($2,101,782), respectively, with a net depreciation of ($1,892,611).

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $359,200 or 1.5% of net assets.
(d)	Guaranteed by the Kingdom of Netherlands.
(e)	The rate shown is the 7-day yield.

AUD —	Australian dollar
BRL —	Brazilian real
CAD —	Canadian Dollar
CLP —	Chilean peso
COP —	Colombian peso
EUR —	euro currency
GBP —	Great British pound
HUF —	Hungarian forint
JPY —	Japanese yen
KRW —	Korean won
MXN —	Mexican peso
MYR —	Malaysian ringgit
PEN —	Peruvian Nuevo Sol
PLN —	Polish zloty
RUB —	Russian ruble
SEK —	Swedish krona
TRY —	Turkish lira
USD —	U.S. dollar
ZAR —	South African rand

In addition to the above, the fund held the following at 06/30/13:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
		to be	to be	to be	to be	(Losses)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

07/31/2013	State Street Bank London	AUD	52,500	USD	47,912	(2,439)
07/31/2013	State Street Bank London	AUD	52,500	USD	47,912	(692)
07/31/2013	State Street Bank London	CLP	36,988,500	USD	72,433	(667)
07/31/2013	Bank of New York Mellon	CLP	63,065,000	USD	123,497	(7,615)
07/31/2013	State Street Bank London	RUB	16,727,000	USD	506,483	(19,855)
07/31/2013	State Street Bank London	USD	1,937,458	AUD	2,123,000	231,059
07/31/2013	State Street Bank London	USD	45,174	AUD	49,500	5,261
07/31/2013	State Street Bank London	USD	1,192,489	CAD	1,255,000	32,534
07/31/2013	State Street Bank London	USD	73,458	RUB	2,426,000	3,387
07/31/2013	State Street Bank London	USD	26,101	RUB	862,000	1,075
07/31/2013	State Street Bank London	USD	116,031	RUB	3,832,000	1,624

Net unrealized gains on Forward Foreign Currency Exchange Contracts						243,672

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Forward foreign currency exchange contracts: Forwards are valued at a value based on that day’s forward exchange rates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds[1]	$—	$15,068,808	$—	$15,068,808
Government Agency Obligation[1]	—	153,733	—	153,733
Corporate Bonds[1]	—	659,091	—	659,091
Supranational	—	1,427,254	—	1,427,254
U.S. Government Securities[1]	—	6,509,699	—	6,509,699
Other Investment Company[1]	27,435	—	—	27,435

Total	$27,435	$23,818,585	$—	$23,846,020

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$274,940	$—	$—	$274,940

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	($31,268)	$—	$—	($31,268)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

The fund invested in forward foreign currency exchange contracts (“forwards”) during the period ended June 30, 2013. The fund invested in forwards to hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG72309JUN13-00

Laudus Trust
Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Common Stock	1,301,569,981	1,585,001,733
2.9%	Other Investment Company	48,200,596	48,200,596

99.9%	Total Investments	1,349,770,577	1,633,202,329
0.1%	Other Assets and Liabilities, Net		1,420,249

100.0%	Net Assets		1,634,622,578

	Number	Value
Security	of Shares	($)

Common Stock 97.0% of net assets

Capital Goods 10.1%
AMETEK, Inc.	682,600	28,873,980
Cummins, Inc.	217,200	23,557,512
Danaher Corp.	520,300	32,934,990
Precision Castparts Corp.	191,200	43,213,112
United Technologies Corp.	394,500	36,664,830

		165,244,424

Commercial & Professional Supplies 1.3%
IHS, Inc., Class A *	197,900	20,656,802

Consumer Durables & Apparel 9.5%
Lululemon Athletica, Inc. *	433,401	28,396,434
Michael Kors Holdings Ltd. *	579,200	35,921,984
Mohawk Industries, Inc. *	189,800	21,350,602
NIKE, Inc., Class B	601,300	38,290,784
Ralph Lauren Corp.	177,100	30,769,354

		154,729,158

Consumer Services 1.9%
Las Vegas Sands Corp.	577,600	30,572,368

Diversified Financials 1.5%
Discover Financial Services	528,100	25,158,684

Energy 5.0%
Cabot Oil & Gas Corp.	188,200	13,365,964
Concho Resources, Inc. *	272,800	22,838,816
EOG Resources, Inc.	96,200	12,667,616
FMC Technologies, Inc. *	293,600	16,347,648
Schlumberger Ltd.	226,800	16,252,488

		81,472,532

Food, Beverage & Tobacco 2.9%
Kellogg Co.	357,800	22,981,494
Monster Beverage Corp. *	399,600	24,283,692

		47,265,186

Health Care Equipment & Services 5.8%
Cardinal Health, Inc.	541,100	25,539,920
Catamaran Corp. *	402,400	19,604,928
Intuitive Surgical, Inc. *	37,700	19,098,066
UnitedHealth Group, Inc.	475,200	31,116,096

		95,359,010

Household & Personal Products 2.1%
The Estee Lauder Cos., Inc., Class A	518,000	34,068,860

Insurance 1.0%
The Progressive Corp.	665,000	16,904,300

Materials 1.6%
The Sherwin-Williams Co.	150,000	26,490,000

Media 1.0%
Liberty Global plc, Class A *	224,100	16,601,328

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
Allergan, Inc.	372,700	31,396,248
Biogen Idec, Inc. *	156,800	33,743,360
Gilead Sciences, Inc. *	953,500	48,828,735
Quintiles Transnational Holdings, Inc. *	122,100	5,196,576
Zoetis, Inc.	281,500	8,695,535

		127,860,454

Real Estate 0.9%
Realogy Holdings Corp. *	312,200	14,998,088

Retailing 8.6%
Amazon.com, Inc. *	171,300	47,568,297
Dollar General Corp. *	835,200	42,119,136
Priceline.com, Inc. *	60,400	49,958,652

		139,646,085

Software & Services 23.8%
eBay, Inc. *	927,600	47,975,472
Facebook, Inc., Class A *	1,319,900	32,812,714
Google, Inc., Class A *	79,000	69,549,230
Informatica Corp. *	380,600	13,313,388

 1

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MasterCard, Inc., Class A	76,100	43,719,450
Salesforce.com, Inc. *	952,400	36,362,632
ServiceNow, Inc. *	437,600	17,674,664
Teradata Corp. *	548,100	27,531,063
Visa, Inc., Class A	350,000	63,962,500
VMware, Inc., Class A *	528,000	35,370,720

		388,271,833

Technology Hardware & Equipment 8.5%
Apple, Inc.	167,800	66,462,224
NetApp, Inc. *	431,000	16,283,180
QUALCOMM, Inc.	913,900	55,821,012

		138,566,416

Telecommunication Services 1.9%
Crown Castle International Corp. *	437,900	31,699,581

Transportation 1.8%
Union Pacific Corp.	190,800	29,436,624

Total Common Stock
(Cost $1,301,569,981)		1,585,001,733

Other Investment Company 2.9% of net assets

Money Market Fund 2.9%
State Street Institutional U.S. Government Money Market Fund 0.00% (a)	48,200,596	48,200,596

Total Other Investment Company
(Cost $48,200,596)		48,200,596

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $1,354,579,878 and the unrealized appreciation and depreciation were $302,285,247 and ($23,662,796), respectively, with a net unrealized appreciation of $278,622,451.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

2

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

•	Underlying funds: Mutual funds are valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,585,001,733	$—	$—	$1,585,001,733
Other Investment Company[1]	48,200,596	—	—	48,200,596

Total	$1,633,202,329	$—	$—	$1,633,202,329

[1]	As categorized in Portfolio Holdings.

 3

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

REG60662JUN13

4

Item 2. Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Laudus Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date: August 12, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date: August 12, 2013

By:	/s/ George Pereira
George Pereira
Chief Financial Officer

Date: August 12, 2013